Interest and Finance Costs, net (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)
Derivatives, Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps	7		7
Notional amount of floating-to-fixed interest rate swaps	$ 296,331		$ 296,331
Fixed interest rate	3.25%		3.25%
Floating rate basis			six-month LIBOR
Change in fair value of non-hedging financial instruments	$ 2,766	$ 752	$ 5,553	$ 1,332
Number of bunker swap agreements held	4		4		7
Fair value of bunker swap agreements	$ (3,321)		$ (3,321)		$ (9,228)
Number of bunker put option agreements held	3		3		3
Fair value of bunker put option agreements	$ 534		$ 534		$ 2,443
Number of bunker call option agreements held	2		2
Bunker call options premium			$ 314
Fair value of bunker call option agreements	$ 314		$ 314
Minimum
Derivatives, Fair Value [Line Items]
Maturity date			Mar. 31, 2016
Maximum
Derivatives, Fair Value [Line Items]
Maturity date			Mar. 31, 2021
Designated As Hedging Instrument
Derivatives, Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps	6		6
Notional amount of floating-to-fixed interest rate swaps	$ 246,081		$ 246,081
Fair value of hedging interest rate swaps	(8,455)		(8,455)		$ (7,046)
Net amount of cash flow hedge losses to be reclassified into earnings within 12 months	$ 3,909		$ 3,909
Not Designated As Hedging Instrument
Derivatives, Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps	1		1		1
Not Designated As Hedging Instrument | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Change in fair value of non-hedging financial instruments			$ 1,241	1,413
Not Designated As Hedging Instrument | Bunker Swap
Derivatives, Fair Value [Line Items]
Change in fair value of non-hedging financial instruments			5,907	$ (81)
Not Designated As Hedging Instrument | Bunker Put Option
Derivatives, Fair Value [Line Items]
Change in fair value of non-hedging financial instruments			$ (1,909)